Revenues	6 Months Ended
Jun. 30, 2021
Disclosure of revenue [text block] [Abstract]
REVENUES

NOTE 9 - REVENUES

	Six months ended		Year ended
	June 30,		December 31,
	2021	2020	2020
	Unaudited		Audited
	USD in thousands

Miniature camera and related equipment	24	69	491
Products	1,910	4	-
Revenues from commissions	459	-	40

Total	2,393	73	531

B.	Major customers:

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Six months ended		Year ended
	June 30,		December 31,
	2021	2020	2020
	USD in thousands
Customer A	-	-	383
Customer B	21	26	-
Customer C	-	24	-
Customer D	-	9	-